Intangible Assets (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Patents	$ 208,943	$ 208,943	$ 208,943
Less: Accumulated amortization	100,820	96,653	79,985
Intangible asset, net	$ 108,123	$ 112,290	$ 128,958